Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company’s executive compensation has been highly correlated with the Company’s performance. Each year, the Compensation Committee assesses the performance of the Company over time, the prior year’s performance, as well as the anticipated performance in the coming year to determine the appropriate level of compensation.
The Pay versus Performance table below shows the strong link between Compensation Actually Paid (“CAP”) and the performance of the Company. The strong correlation between TSR and CAP results from two factors: (i) the role of revenue growth and adjusted diluted net earnings per share in driving the executive bonus plan payouts; and (ii) the fact that our NEOs do not realize value from stock options unless stockholders also see an increase in the stock price, which is the sole driver of value for the stock options (as we do not allow for dividend equivalents for unvested stock options). The Company added PSUs to its long-term incentive compensation program in 2023. These PSUs will be earned and vest based on the relative performance of the Company’s TSR compared to an index of similar companies.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year	Summary Compensation Table (SCT) Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in $M)	Adjusted Diluted Net Earnings Per Share (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,366,555	($4,765,014)	$2,766,144	($45,286)	$63.84	$137.81	$132.4	$4.17
2023	$7,764,615	$13,280,569	$2,498,754	$3,900,605	$101.04	$124.22	$64.5	$3.45
2022	$7,835,495	($8,291,607)	$3,060,984	($792,323)	$81.19	$113.92	($80.6)	$2.65
2021	$9,374,480	$23,174,447	$2,345,015	$5,176,896	$128.81	$140.40	$62.5	$3.21
2020	$6,461,620	$8,417,084	$1,706,722	$2,092,471	$101.14	$117.63	$9.5	$2.18

(1)	The PEO and Non-PEO NEOs included in the above compensation reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2024	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen, Peter Shagory, Brent Lalomia

2023	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Daniel S. Jonas

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

(2)
The following table sets forth the adjustments made to the SCT Total for the PEO during each year presented to determine compensation actually paid (CAP) to the PEO, with “fair value” calculated in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, as of the end of the specified period.

Fiscal Year	2024

SCT Total	$7,366,555

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($5,314,742)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,032,496

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($8,134,626)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,714,697)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0

Compensation Actually Paid	($4,765,014)

(3)
The following table sets forth the adjustments made to the SCT Total for
Non-PEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-PEO
NEOs, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2024

SCT Total	$2,766,144

Exclusion of Change in Pension Value	$0

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,849,840)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,324,143

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,360,395)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($505,872)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($419,466)

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0

Compensation Actually Paid	($45,286)

(4)
Pursuant to Item 402(v) of Regulation
S-K,,
each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2024.

(5)
Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
Reconciliations” section of this proxy statement for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.

Company Selected Measure Name	Adjusted diluted net earnings per share
Named Executive Officers, Footnote
(1)	The PEO and Non-PEO NEOs included in the above compensation reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2024	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen, Peter Shagory, Brent Lalomia

2023	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Daniel S. Jonas

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation
S-K,,
each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
	for the fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 7,366,555	$ 7,764,615	$ 7,835,495	$ 9,374,480	$ 6,461,620
PEO Actually Paid Compensation Amount	$ (4,765,014)	13,280,569	(8,291,607)	23,174,447	8,417,084
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made to the SCT Total for the PEO during each year presented to determine compensation actually paid (CAP) to the PEO, with “fair value” calculated in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, as of the end of the specified period.

Fiscal Year	2024

SCT Total	$7,366,555

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($5,314,742)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,032,496

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($8,134,626)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,714,697)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0

Compensation Actually Paid	($4,765,014)

Non-PEO NEO Average Total Compensation Amount	$ 2,766,144	2,498,754	3,060,984	2,345,015	1,706,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ (45,286)	3,900,605	(792,323)	5,176,896	2,092,471
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table sets forth the adjustments made to the SCT Total for
Non-PEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-PEO
NEOs, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2024

SCT Total	$2,766,144

Exclusion of Change in Pension Value	$0

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,849,840)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,324,143

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,360,395)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($505,872)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($419,466)

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0

Compensation Actually Paid	($45,286)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
The table below lists our most important performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance, as further described in the sections titled “2024 Executive Bonus Plan” and “2024 Equity Compensation” of the CD&A.

2024 Most Important Performance Measures (Unranked)
• Revenue	• Operating Cash Flow
• Adjusted Diluted Net Earnings per Share	• Three-year relative shareholder return

Total Shareholder Return Amount	$ 63.84	101.04	81.19	128.81	101.14
Peer Group Total Shareholder Return Amount	137.81	124.22	113.92	140.4	117.63
Net Income (Loss)	$ 132,400,000	$ 64,500,000	$ (80,600,000)	$ 62,500,000	$ 9,500,000
Company Selected Measure Amount	4.17	3.45	2.65	3.21	2.18
PEO Name	Curt R. Hartman
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted Net Earnings per Share
Non-GAAP Measure Description	Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
	Reconciliations” section of this proxy statement for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Three-year relative shareholder return
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,032,496
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,134,626)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,714,697)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,314,742)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,324,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,360,395)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,872)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,466)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,849,840)
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0